Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 8,969	$ 8,705
Acquisitions		400
Disposition		(21)
Foreign exchange rate movements	488	(115)
Acquisitions	(1)
Ending balance	9,456	8,969
Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,748	2,607
Acquisitions		162
Disposition		(21)
Foreign exchange rate movements	0	0
Acquisitions	(1)
Ending balance	2,747	2,748
U.S.
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,389	3,364
Acquisitions		104
Disposition		0
Foreign exchange rate movements	290	(79)
Acquisitions	0
Ending balance	3,679	3,389
Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,148	2,034
Acquisitions		134
Disposition		0
Foreign exchange rate movements	140	(20)
Acquisitions	0
Ending balance	2,288	2,148
Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	684	700
Acquisitions		0
Disposition		0
Foreign exchange rate movements	58	(16)
Acquisitions	0
Ending balance	$ 742	$ 684